Vessel Operating and Voyage Expenses (Details) - USD ($)	3 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2019	Sep. 30, 2018
Vessel Operating Expenses [Abstract]
Crew & crew related costs	$ 239,610		$ 609,549	$ 1,396,477	$ 983,985
Repairs & maintenance, spares, stores, classification, chemicals & gases, paints, victualling	124,354		323,322	868,915	415,306
Lubricants	19,750		104,410	153,969	95,835
Insurances	31,869		75,321	189,781	133,090
Tonnage taxes	8,583		33,429	50,553	40,345
Other	8,378		48,964	143,296	59,209
Total vessel operating expenses	432,544	$ 601,787	1,194,995	2,802,991	1,727,770
Voyage Expenses [Abstract]
Brokerage commissions	14,375		51,735	87,179	90,194
Port & other expenses	5,181		59,287	46,100	57,042
Loss/(gain) on bunkers	0		(30,169)	127,900	(109,863)
Total voyage expenses	$ 19,556	$ 28,440	$ 80,853	$ 261,179	$ 37,373